UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Weiss Asset Management LLC
Address: 29 Commonwealth Avenue, 10th Floor,
  Boston, MA 02116

Form 13F File Number: 028-12910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

  /s/ Georgiy Nikitin Boston, MA November 13, 2009
----------------------------- --------------------- -------------------------
  [Signature] [City, State]  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:1

Form 13F Information Table Entry Total:62

Form 13F Information Table Value Total:$ 95,705
 (thousands)

List of Other Included Managers:

No.:Form 13F File Number:  Name:
1  28-12279Andrew Weiss

COLUMN 1                COLUMN 2            COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6   COLUMN 7 COLUMN 8
                                                      AMOUNT AND TYPE OF                                      VOTING AUTHORITY
                                                      SECURITY
                                                      VALUE    SHR OR                     INVESTMENT OTHER
NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    SH/PRN PUT/CALL DISCRETION MANAGERS SOLE       SHARED NONE

AFLAC INC               COM                 001055102      172      4,032 SH              SHARED-DEFINED        4,032              0
AU OPTRONICS CORP       SPONSORED ADR       002255107    3,867    399,490 SH              SHARED-DEFINED      399,490              0
ADVANCED SEMICONDUCTOR  SPONSORED ADR       00756M404    1,684    407,810 SH              SHARED-DEFINED      407,810              0
ENGR
ALLSTATE CORP           COM                 020002101      143      4,659 SH              SHARED-DEFINED        4,659              0
AMERICAN EXPRESS CO     COM                 025816109      312      9,210 SH              SHARED-DEFINED        9,210              0
AMERICAN INTL GROUP INC COM NEW ADDED       026874784    1,933     43,811 SH              SHARED-DEFINED       43,811              0
BB&T CORP               COM                 054937107      134      4,914 SH              SHARED-DEFINED        4,914              0
BANCO BRADESCO S A      SP ADR PFD NEW      059460303      646     32,500 SH              SHARED-DEFINED       32,500              0
BANK OF AMERICA         COM                 060505104      980     57,928 SH              SHARED-DEFINED       57,928              0
CORPORATION
BANK OF NEW YORK MELLON COM                 064058100      289      9,965 SH              SHARED-DEFINED        9,965              0
CORP
CME GROUP INC           COM                 12572Q105      166        539 SH              SHARED-DEFINED      539                  0
CENTER BANCORP INC      COM                 151408101    2,302    305,669 SH              SHARED-DEFINED      305,669              0
CHUBB CORP              COM                 171232101      154      3,061 SH              SHARED-DEFINED        3,061              0
CHUNGHWA TELECOM CO LTD SPONS ADR NEW 0     17133Q403    2,872    159,185 SH              SHARED-DEFINED      159,185              0
CITIGROUP INC           COM                 172967101       97     19,985 SH              SHARED-DEFINED       19,985              0
DWS RREEF REAL ESTATE   COM                 23338X102      224    254,807 SH              SHARED-DEFINED      254,807              0
FD II
ELRON ELECTR INDS LTD   ORD                 290160100      229     43,748 SH              SHARED-DEFINED       43,748              0
GOLDEN POND HEALTHCARE  *W EXP 11/06/201    38116J117        8     56,605 SH              SHARED-DEFINED       56,605              0
INC
GOLDMAN SACHS GROUP INC COM                 38141G104      702      3,808 SH              SHARED-DEFINED        3,808              0
ICICI BK LTD            ADR                 45104G104    6,742    174,850 SH              SHARED-DEFINED      174,850              0
INDIA FD INC            COM                 454089103      167      5,759 SH              SHARED-DEFINED        5,759              0
INFOSYS TECHNOLOGIES    SPONSORED ADR       456788108   13,717    282,880 SH              SHARED-DEFINED      282,880              0
LTD
ISHARES INC             MSCI SINGAPORE      464286673    2,423    225,411 SH              SHARED-DEFINED      225,411              0
ISHARES INC             MSCI TAIWAN         464286731    9,633    783,164 SH              SHARED-DEFINED      783,164              0
ISHARES INC             MSCI GERMAN         464286806      180      8,098 SH              SHARED-DEFINED        8,098              0
ISHARES INC             MSCI MALAYSIA       464286830    2,818    277,901 SH              SHARED-DEFINED      277,901              0
ISHARES INC             MSCI HONG KONG      464286871   15,650  1,008,369 SH              SHARED-DEFINED       1,008,369           0
ISHARES TR              INDEX FTSE XNHUA    464287184   11,180    273,094 SH              SHARED-DEFINED      273,094              0
                        IDX
ITAU UNIBANCO HLDG SA   SPON ADR REP PF     465562106      753     37,375 SH              SHARED-DEFINED       37,375              0
JPMORGAN CHASE & CO     COM                 46625H100    1,439     32,849 SH              SHARED-DEFINED       32,849              0
LEADIS TECHNOLOGY INC   COM                 52171N103    2,741  2,740,818 SH              SHARED-DEFINED       2,740,818           0
MASTERCARD INC          CL A                57636Q104      133        658 SH              SHARED-DEFINED      658                  0
METLIFE INC             COM                 59156R108      172      4,527 SH              SHARED-DEFINED        4,527              0
MORGAN STANLEY          COM NEW             617446448      269      8,711 SH              SHARED-DEFINED        8,711              0
NYSE EURONEXT           COM                 629491101      180      6,232 SH              SHARED-DEFINED        6,232              0
NEUROBIOLOGICAL TECH    COM NEW             64124W304      279    310,211 SH              SHARED-DEFINED      310,211              0
INC
NEUBERGER BERMAN DIV    COM                 64127J102      316     32,430 SH              SHARED-DEFINED       32,430              0
ADVANT
NUVEEN REAL ESTATE      COM                 67071B108       89     11,375 SH              SHARED-DEFINED       11,375              0
INCOME FD
NUVEEN INSD FLA PREM    COM                 67101V108      170     12,495 SH              SHARED-DEFINED       12,495              0
INCOME
PNC FINL SVCS GROUP INC COM                 693475105      187      3,857 SH              SHARED-DEFINED        3,857              0
PETROLEO BRASILEIRO SA  SP ADR NON VTG      71654V101      639     16,250 SH              SHARED-DEFINED       16,250              0
PETRO
PETROLEO BRASILEIRO SA  SPONSORED ADR       71654V408      746     16,250 SH              SHARED-DEFINED       16,250              0
PETRO
POWERSHARES INDIA ETF   INDIA PORT          73935L100      551     26,036 SH              SHARED-DEFINED       26,036              0
TR
PRUDENTIAL FINL INC     COM                 744320102      190      3,815 SH              SHARED-DEFINED        3,815              0
SANTA MONICA MEDIA CORP COM                 802501106        -    182,845 SH              SHARED-DEFINED      182,845              0
SANTA MONICA MEDIA CORP *W EXP 03/27/201    802501114        -     50,050 SH              SHARED-DEFINED       50,050              0
SANTA MONICA MEDIA CORP UNIT 99/99/9999     802501205        -     33,540 SH              SHARED-DEFINED       33,540              0
SCHWAB CHARLES CORP NEW COM                 808513105      159      8,315 SH              SHARED-DEFINED        8,315              0
SILICONWARE PRECISION   SPONSD ADR SPL      827084864    2,498    347,975 SH              SHARED-DEFINED      347,975              0
INDS L
SIMON PPTY GROUP INC    COM                 828806109      134      1,936 SH              SHARED-DEFINED        1,936              0
NEW
STATE STR CORP          COM                 857477103      200      3,810 SH              SHARED-DEFINED        3,810              0
STONELEIGH PARTNERS     *W EXP 05/31/201    861923126        -     59,030 SH              SHARED-DEFINED       59,030              0
ACQUS CO                DELETED
TAIWAN GREATER CHINA FD SH BEN INT          874037104      793    134,216 SH              SHARED-DEFINED      134,216              0
TEMPLETON RUS AND EAST  COM                 88022F105      191     10,053 SH              SHARED-DEFINED       10,053              0
EUR F
TRAVELERS COMPANIES INC COM                 89417E109      255      5,181 SH              SHARED-DEFINED        5,181              0
US BANCORP DEL          COM NEW             902973304      336     15,358 SH              SHARED-DEFINED       15,358              0
VALE S A                ADR                 91912E105      752     32,500 SH              SHARED-DEFINED       32,500              0
VALE S A                ADR REPSTG PFD      91912E204      667     32,500 SH              SHARED-DEFINED       32,500              0
VISA INC                COM CL A            92826C839      272      3,940 SH              SHARED-DEFINED        3,940              0
WELLS FARGO & CO NEW    COM                 949746101    1,018     36,132 SH              SHARED-DEFINED       36,132              0
ACE LTD                 SHS                 H0023R105      149      2,778 SH              SHARED-DEFINED        2,778              0